Significant Events - Clean Energy Investment Plan (Details) $ in Millions		12 Months Ended
	Oct. 30, 2019 CAD ($) power_purchase_arrangement MW	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Investment [Line Items]
Property, plant and equipment expenditures		$ 417	$ 277	$ 338
Siemens F Class Gas Turbines And Related Equipment
Investment [Line Items]
Number of turbines acquired | power_purchase_arrangement	2
Capacity of facility (in megawatts) | MW	230
Property, plant and equipment expenditures	$ 84
Sundance Unit 5
Investment [Line Items]
Capacity of facility (in megawatts) | MW	730
Sundance Unit 5 | Minimum
Investment [Line Items]
Payments for development project expenditure		750
Sundance Unit 5 | Maximum
Investment [Line Items]
Payments for development project expenditure		$ 770